Transactions and Balances with Related Parties - Related party transactions' analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions and Balances with Related Parties
Management fees	$ 4,599,000	$ 4,381,200	$ 5,425,200
Kyklades Maritime Corporation
Transactions and Balances with Related Parties
Management fees	$ 4,599,000	$ 4,381,200	$ 5,425,200